Related Party Transactions - Summary of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 10,908	$ 4,634	$ 4,978
Management fee		154	198
Proceeds from cash advances from related parties			38,945
Repayment of cash advances from related parties		4	19,223
Cash advances to related parties			13,006
Collection of cash advances to related parties			62,996
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Licensing of patents to related parties	3,019
Sales-based royalties from related parties	405
Purchases from related parties	21
Nanjing GenScript Biotech Co., Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Sales of materials to related parties			3
Other income to related parties	12		265
Purchases from related parties	9,615	4,162	4,480
Proceeds from cash advances from related parties			2,168
Repayment of cash advances from related parties			6,310
Purchase of equipment		54	7
Sale of equipment			13
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	786	424	296
Management fee		95	198
Proceeds from cash advances from related parties			8,000
Repayment of cash advances from related parties			8,000
Collection of cash advances to related parties			14,500
Jiangsu GenScript Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	334
Jiangsu GenScript Biotech Co., Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	146	41	198
Compensation fee for termination of service agreement	2,666
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties			4
Genscript Netherlands
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	6
Genscript Biotech (Netherlands) B.V.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties		7
Genscript (HongKong) Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Management fee		59
Repayment of cash advances from related parties		$ 4
Genscript Biotech Corporation
Disclosure Of Transactions Between Related Parties [Line Items]
Proceeds from cash advances from related parties			28,199
Repayment of cash advances from related parties			4,335
Cash advances to related parties			13,006
Collection of cash advances to related parties			48,496
Genscript Biotech Corporation | Follow-On Public Offering
Disclosure Of Transactions Between Related Parties [Line Items]
Financing from follow-on public offering, net of issuance cost	$ 84,600
Genscript (Nanjing) Co., Ltd. (formerly named as Jinsikang Technology (Nanjing) Co., Ltd.)
Disclosure Of Transactions Between Related Parties [Line Items]
Proceeds from cash advances from related parties			578
Repayment of cash advances from related parties			578
Entrusted loan from a related party			2,867
Repayments of entrusted loan from a related party			$ 2,867